Equity (Details) - Schedule of Estimate the Fair Value of Stock Options - USD ($)	1 Months Ended
	Dec. 31, 2022	May 31, 2022	Jan. 31, 2022	May 31, 2021
Options Granted [Member]
Schedule of Estimate the Fair Value of Stock Options [Line Items]
Options granted, Risk-free interest rate				0.81%
Options granted, Expected life of the options				5 years
Options granted, Expected volatility				96.00%
Options granted, Expected dividend yield
Options granted, Fair value (in Dollars)				$ 7,232,526
Options Amended [Member]
Schedule of Estimate the Fair Value of Stock Options [Line Items]
Options Amended, Risk-free interest rate	4.44%	0.81%	1.66%
Options Amended, Expected life of the options	3 years 5 months 4 days	4 years 10 days	4 years 3 months 29 days
Options Amended, Expected volatility	96.00%	96.00%	96.00%
Options Amended, Expected dividend yield
Options Amended, Fair value (in Dollars)	$ 689,971	$ 1,652,811	$ 2,106,163